Janus Henderson Global Sustainable Equity Fund

Schedule of Investments (unaudited)

June 30, 2021

Shares		Value
Common Stocks– 97.1%
Auto Components – 2.2%
Aptiv PLC*	4,633	$728,910
Automobiles – 0.3%
Tesla Inc*	172	116,908
Containers & Packaging – 2.9%
Avery Dennison Corp	1,987	417,747
DS Smith PLC	92,388	534,003
		951,750
Diversified Financial Services – 1.0%
Linklogis Inc - Class B*,§	87,492	196,528
Linklogis Inc - Class B (144A)*	55,500	124,666
		321,194
Diversified Telecommunication Services – 0.4%
Orange SA	11,064	126,125
Electric Utilities – 1.5%
SSE PLC	24,810	514,895
Electrical Equipment – 4.6%
Legrand SA	4,865	514,850
Nidec Corp	2,800	324,541
Schneider Electric SE	4,434	697,496
		1,536,887
Electronic Equipment, Instruments & Components – 7.8%
IPG Photonics Corp*	3,583	755,189
Murata Manufacturing Co Ltd	7,400	565,059
Shimadzu Corp	13,800	533,588
TE Connectivity Ltd	5,339	721,886
		2,575,722
Entertainment – 2.1%
Nintendo Co Ltd	1,200	698,092
Equity Real Estate Investment Trusts (REITs) – 4.1%
Crown Castle International Corp	2,562	499,846
Equinix Inc	649	520,887
Prologis Inc	2,804	335,162
		1,355,895
Food Products – 0.5%
McCormick & Co Inc/MD	1,717	151,645
Health Care Equipment & Supplies – 0.4%
Nanosonics Ltd*	29,451	129,623
Health Care Providers & Services – 4.6%
Encompass Health Corp	7,659	597,632
Humana Inc	2,080	920,858
		1,518,490
Health Care Technology – 0.6%
Accolade Inc*	3,857	209,474
Independent Power and Renewable Electricity Producers – 2.6%
Boralex Inc - Class A	13,714	417,705
Innergex Renewable Energy Inc	26,081	453,482
		871,187
Information Technology Services – 1.9%
Mastercard Inc	1,693	618,097
Insurance – 10.3%
AIA Group Ltd	56,800	705,967
Aon PLC	3,347	799,130
Intact Financial Corp	5,557	755,087
Marsh & McLennan Cos Inc	4,672	657,257
Progressive Corp	4,958	486,925
		3,404,366
Leisure Products – 1.6%
Shimano Inc	2,300	545,598
Machinery – 7.2%
Evoqua Water Technologies Corp*	25,709	868,450
Knorr-Bremse AG	4,458	512,687
Wabtec Corp	5,869	483,019
Xylem Inc/NY	4,331	519,547
		2,383,703
Professional Services – 1.4%
Wolters Kluwer NV	4,554	457,425
Semiconductor & Semiconductor Equipment – 13.8%
ASML Holding NV	884	607,255

Shares		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment– (continued)
Lam Research Corp	1,330	$865,431
Microchip Technology Inc	4,008	600,158
NVIDIA Corp	1,233	986,523
Taiwan Semiconductor Manufacturing Co Ltd	43,000	918,342
Texas Instruments Inc	3,124	600,745
		4,578,454
Software – 19.7%
Adobe Inc*	1,843	1,079,335
Atlassian Corp PLC*	1,552	398,647
Autodesk Inc*	3,946	1,151,837
Avalara Inc*	4,052	655,614
Bill.com Holdings Inc*	1,447	265,061
Cadence Design Systems Inc*	3,239	443,160
Microsoft Corp	6,929	1,877,066
Zendesk Inc*	4,493	648,520
		6,519,240
Specialty Retail – 0.9%
Home Depot Inc	964	307,410
Textiles, Apparel & Luxury Goods – 2.8%
adidas AG	1,524	567,175
NIKE Inc	2,401	370,931
		938,106
Thrifts & Mortgage Finance – 1.9%
Walker & Dunlop Inc	5,922	618,138
Total Common Stocks (cost $26,922,114)		32,177,334
Investment Companies– 4.1%
Money Markets – 4.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº,£((cost $1,357,579)	1,357,481	1,357,616
Total Investments (total cost $28,279,693) – 101.2%		33,534,950
Liabilities, net of Cash, Receivables and Other Assets – (1.2)%		(390,366)
Net Assets – 100%		$33,144,584

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$22,236,114	66.3%
Japan	2,666,878	8.0
Canada	1,626,274	4.8
France	1,338,471	4.0
Germany	1,079,862	3.2
Netherlands	1,064,680	3.2
United Kingdom	1,048,898	3.1
Taiwan	918,342	2.7
Hong Kong	705,967	2.1
Australia	528,270	1.6
China	321,194	1.0

Total	$33,534,950	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/21
Investment Companies - 4.1%
Money Markets - 4.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	$611	$(51)	$-	$1,357,616

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 6/30/21
Investment Companies - 4.1%
Money Markets - 4.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	545,997	16,114,513	(15,302,843)	1,357,616

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2021 is $124,666, which represents 0.4% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2021.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted Securities (as of June 30, 2021)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Linklogis Inc - Class B	3/31/21	$199,852	$196,528	0.6%

The Fund has registration rights for certain restricted securities held as of June 30, 2021. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$32,177,334	$-	$-
Investment Companies	-	1,357,616	-
Total Assets	$32,177,334	$1,357,616	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70235 08-21